Fair Value (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amount of gains and losses from fair value changes
Interest Expense Earnings	$ (3,421)	$ (4,392)
Loans held for sale [Member]
Amount of gains and losses from fair value changes
Other Gains and Losses	(4)	(9)
Interest Income	16	31
Interest Expense Earnings	0	0
Total Changes in Fair Values Included in Current Period Earnings	$ 12	$ 22